Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Assets:
Securities measured at net asset value	[1],[2]		¥ 103,000
Available-for-sale securities		¥ 21,848,687	15,058,617
Equity securities measured at net asset value	[1]		339,000
Liabilities:
Other short-term borrowings		106,746	244,157
Long-term debt		4,693,080	3,764,171
Fair Value, Measurements, Recurring
Assets:
Securities measured at net asset value	[1],[2]	108,000
Equity securities with readily determinable fair values		4,545,000	3,578,000
Equity securities measured at net asset value	[1]	479,000
Other investments		90,000	88,000
Total assets measured at fair value		75,737,000	56,816,000
Liabilities:
Trading securities sold, not yet purchased		4,597,000	4,941,000
Other short-term borrowings	[3]	107,000	244,000
Long-term debt	[3]	4,693,000	3,764,000
Other liabilities		77,000	125,000
Total liabilities measured at fair value		33,679,000	25,341,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		16,440,000	10,830,000
Liabilities:
Liabilities, derivatives		16,892,000	10,910,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		6,725,000	4,534,000
Liabilities:
Liabilities, derivatives		6,566,000	4,813,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		355,000	261,000
Liabilities:
Liabilities, derivatives		550,000	313,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		206,000	245,000
Liabilities:
Liabilities, derivatives		134,000	210,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		57,000	21,000
Liabilities:
Liabilities, derivatives		63,000	21,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[2]	3,134,000	2,126,000
Available-for-sale securities		14,925,000	8,362,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[2]	122,000	98,000
Available-for-sale securities		150,000	548,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	6,447,000	5,308,000
Available-for-sale securities		138,000	128,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[2]	2,049,000	1,703,000
Available-for-sale securities		3,564,000	2,591,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	4,695,000	5,494,000
Available-for-sale securities		282,000	316,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	1,103,000	956,000
Fair Value, Measurements, Recurring | Corporate bonds and other
Assets:
Assets, trading securities	[2],[4]	3,384,000	3,030,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[2]	3,873,000	2,888,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Available-for-sale securities		12,000	21,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		914,000	854,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		923,000	1,438,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		942,000	801,000
Fair Value, Measurements, Recurring | Other Assets
Assets:
Other assets		77,000	154,000	[5]
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		3,459,000	3,034,000
Other investments		1,000	2,000
Total assets measured at fair value		32,425,000	22,499,000
Liabilities:
Trading securities sold, not yet purchased		3,297,000	3,320,000
Other short-term borrowings	[3]	0
Long-term debt	[3]	0
Other liabilities		2,000	5,000
Total liabilities measured at fair value		3,546,000	3,424,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		38,000	25,000
Liabilities:
Liabilities, derivatives		39,000	18,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		0
Liabilities:
Liabilities, derivatives		0
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		130,000	83,000
Liabilities:
Liabilities, derivatives		185,000	71,000
Fair Value, Measurements, Recurring | Level 1 | Credit-related contracts
Assets:
Assets, derivatives		0
Liabilities:
Liabilities, derivatives		0
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		31,000	6,000
Liabilities:
Liabilities, derivatives		22,000	9,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[2]	3,106,000	2,111,000
Available-for-sale securities		14,205,000	7,938,000
Fair Value, Measurements, Recurring | Level 1 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	4,658,000	4,274,000
Available-for-sale securities		138,000	128,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	1,159,000	975,000
Available-for-sale securities		1,804,000	1,150,000
Fair Value, Measurements, Recurring | Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	0
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other
Assets:
Assets, trading securities	[2],[4]	1,000	6,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[2]	3,694,000	2,735,000
Fair Value, Measurements, Recurring | Level 1 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Other Assets
Assets:
Other assets		2,000	34,000	[5]
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		1,086,000	545,000
Other investments		0
Total assets measured at fair value		42,115,000	33,325,000
Liabilities:
Trading securities sold, not yet purchased		1,300,000	1,621,000
Other short-term borrowings	[3]	107,000	244,000
Long-term debt	[3]	4,124,000	3,276,000
Other liabilities		36,000	82,000
Total liabilities measured at fair value		29,325,000	21,298,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		16,390,000	10,801,000
Liabilities:
Liabilities, derivatives		16,838,000	10,885,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		6,719,000	4,526,000
Liabilities:
Liabilities, derivatives		6,563,000	4,811,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		210,000	175,000
Liabilities:
Liabilities, derivatives		194,000	165,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		202,000	242,000
Liabilities:
Liabilities, derivatives		131,000	205,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		18,000	10,000
Liabilities:
Liabilities, derivatives		33,000	9,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[2]	27,000	16,000
Available-for-sale securities		720,000	424,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	122,000	98,000
Available-for-sale securities		150,000	548,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	1,789,000	1,034,000
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	890,000	728,000
Available-for-sale securities		1,760,000	1,441,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	4,695,000	5,494,000
Available-for-sale securities		282,000	316,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	1,103,000	956,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other
Assets:
Assets, trading securities	[2],[4]	3,207,000	2,851,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[2]	159,000	133,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		0	15,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		914,000	851,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		694,000	1,252,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		942,000	788,000
Fair Value, Measurements, Recurring | Level 2 | Other Assets
Assets:
Other assets		36,000	82,000	[5]
Fair Value, Measurements, Recurring | Level 3
Assets:
Equity securities with readily determinable fair values		0
Other investments		89,000	86,000
Total assets measured at fair value		610,000	550,000
Liabilities:
Trading securities sold, not yet purchased		0
Other short-term borrowings	[3]	0
Long-term debt	[3]	569,000	489,000
Other liabilities		40,000	37,000
Total liabilities measured at fair value		808,000	619,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		11,000	4,000
Liabilities:
Liabilities, derivatives		15,000	6,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		6,000	8,000
Liabilities:
Liabilities, derivatives		3,000	2,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		14,000	4,000
Liabilities:
Liabilities, derivatives		171,000	77,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		4,000	3,000
Liabilities:
Liabilities, derivatives		3,000	5,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		8,000	5,000
Liabilities:
Liabilities, derivatives		8,000	3,000
Fair Value, Measurements, Recurring | Level 3 | Japanese government bonds
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	0
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other
Assets:
Assets, trading securities	[2],[4]	177,000	174,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[2]	21,000	21,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		12,000	6,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		0	3,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		228,000	186,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		0	13,000
Fair Value, Measurements, Recurring | Level 3 | Other Assets
Assets:
Other assets		¥ 40,000	¥ 37,000	[5]

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2025 and 2026 were ¥58 billion and ¥190 billion, respectively.
[2]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[3]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.
[5]	The amount includes highly liquid government bonds classified as held for sale relating to a transferred business, which are classified in Level 1.